TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2026
TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES
Summary of trade receivables pre payments and other receivables

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Trade receivables	531,930	521,823
Less: loss allowance	(69,795)	(66,058)
Trade receivables, net of loss allowance	462,135	455,765
Receivables from payments made on behalf of customers, net of allowance	19,593	9,855
Other receivables	19,593	9,855
Trade and other receivables at amortized cost	481,728	465,620
Prepayments to suppliers	109,584	102,822
Refundable value-added tax	106,946	156,671
Others	33,863	34,138
Prepayments and others	250,393	293,631
Prepayments and other receivables	269,986	303,486

Summary of aging analysis of trade receivables

	As of	As of
	December 31,	June 30,
	2025	2026
	RMB’000	RMB’000
Within 1 year	378,383	410,340
More than 1 year	153,547	111,483
	531,930	521,823